GAIN ON SALE OF SUBSIDIARIES (River Box Company Net Assets Held at time of Disposal) (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - River Box - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			$ 2,859
Investments in sales-type and direct financing leases			540,908
Finance lease liability			(464,740)
Long-term loan from related party	$ (45,000)	$ (45,000)	(45,000)
Other current liabilities			(2,861)
Net assets			$ 31,166